Federated Corporate Bond Strategy Portfolio
Federated Corporate Bond Strategy Portfolio (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide total return.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated Corporate Bond Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Federated Corporate Bond Strategy Portfolio
Management Fee		none
Distribution (12b-1) Fee		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.41%
Fee Waivers and/or Expense Reimbursements	[1]	0.41%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		none
[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expense of the Fund as 0.00%, reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	Federated Corporate Bond Strategy Portfolio
1 Year	none
3 Years	none
5 Years	none
10 Years	none

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests primarily in a diversified portfolio of investment-grade, corporate fixed-income securities. The Fund may invest in securities of any maturity. While the Fund may invest in securities of any maturity, the Fund's average duration is expected to vary and may range between one and ten years depending on the Adviser's view of interest rates. The Fund may also invest in Treasury securities, government securities and derivative instruments (such as futures, options and swaps) to implement its investment strategies. Some of the corporate fixed-income securities in which the Fund invests are considered to be “foreign securities” as that term is defined in this Prospectus.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

When buying and selling portfolio securities the Adviser utilized a four part decision making process.

First the Adviser invests the Fund's portfolio seeking the higher relative returns of corporate fixed-income securities, when available, while attempting to limit the associated credit risks. Second, the Adviser selects individual securities that it believes may outperform the Fund's benchmark index. Third, the Adviser may seek to change the Fund's interest rate volatility by lengthening or shortening the Fund's portfolio duration from time to time based on its interest rate outlook. Fourth, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve.

Because the Fund refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets, (plus any borrowings for investment purposes), in corporate fixed-income investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Technology Risk. The Adviser uses various technology in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstance may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Federated Corporate Bond Strategy Portfolio

Within the periods shown in the bar chart, the Fund's highest quarterly return was 10.61% (quarter ended June 30, 2009). Its lowest quarterly return was (4.58)% (quarter ended September 30, 2008).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2013)
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
Federated Corporate Bond Strategy Portfolio		(1.02%)	10.37%	7.12%	Jun. 20, 2006
Federated Corporate Bond Strategy Portfolio Return After Taxes on Distributions		(3.16%)	8.18%	4.94%	Jun. 20, 2006
Federated Corporate Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares		(0.42%)	7.40%	4.75%	Jun. 20, 2006
Federated Corporate Bond Strategy Portfolio Barclays U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)	[1]	(2.01%)	7.89%	6.27%
Federated Corporate Bond Strategy Portfolio Baa component of the Barclays U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)	[2]	(2.06%)	10.81%	7.35%
[1]	The Barclays U.S. Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's, if unrated by Moody's.
[2]	The Baa component of the Barclays U.S. Credit Index is an index comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments.